Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule outstanding principal balances on each loan facility

The outstanding principal balances on each loan facility as of December 31, 2022 and 2021 were as follows:

	As of December 31
In thousands of U.S. Dollars	2022	2021
Old Nordea/SEB Joint Bank Facility and Nordea / SEB Revolving Facility	—	85,553
Nordea/SEB Revolving Facility	22,500	—
Old ABN/CACIB Joint Bank Facility	—	51,339
ABN/CACIB Joint Bank Facility	104,927	—
ABN AMRO Revolving Facility	3,184	1,680
IYO Bank Facility	—	8,400
Total debt	130,611	146,972
Deferred finance fees	(1,815)	(1,871)
Net total debt	128,796	145,101
Current portion of long-term debt	13,429	15,834
Current portion of deferred finance fees	(502)	(731)
Total current portion of long-term debt	12,927	15,103
Non-current portion of long-term debt	115,869	129,998

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
December 31
In thousands of U.S. Dollars	2022
2023	13,429
2024	13,429
2025	16,613
2026	13,429
2027	73,711
130,611